Cover	Feb. 17, 2023
Cover [Abstract]
Entity Registrant Name	Luvu Brands, Inc.
Entity Central Index Key	0001374567
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 17, 2023
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	59-3581576
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-53314
Entity Address Address Line 1	2745 Bankers Industrial Drive
Entity Address City Or Town	Atlanta
Entity Address State Or Province	GA
Entity Address Postal Zip Code	30360
City Area Code	770
Local Phone Number	246-6400